S000052307 [Member] Average Annual Total Returns - UBS Prime Preferred Fund	12 Months Ended	60 Months Ended	119 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent	4.27%	3.25%		2.25%
Performance Inception Date			Jan. 19, 2016